Shareholder Report, Holdings (Details) - C000217973	Jun. 30, 2024
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.90%
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.30%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.80%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%